Capital Stock - Schedule of Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options (in shares) | shares	370	390	410	340
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.72	$ 12.38	$ 12.70	$ 12.78
Weighted average remaining life of outstanding options	2 years 9 months 18 days
Exercisable options (in shares) | shares	300
Weighted average exercise price (in usd per share)	$ 13.03
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	10.58
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 13.23